LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET - Schedule of loans at balance sheet date (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LOAN FROM SHAREHOLDER
Long term loans from financial institutions, net	$ 67,691	$ 59,792
Accrued interest	$ 2,823	$ 0